ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

18   ORDINARY SHARES

On January 26, 2018, the Company completed a public offering in which the Company offered and sold 8,000,000 ADSs (or 64,000,000 Class A ordinary shares), and SBCVC Holdings Limited (“SBCVC”), one of the Company’s principal shareholders, sold 3,000,000 ADSs (or 24,000,000 Class A ordinary shares), at a price of US$26.00 per ADS. On January 29, 2018, the underwriters exercised their option to purchase from the Company and SBCVC additional 225,000 ADSs (or 1,800,000 Class A ordinary shares) and 1,425,000 ADSs (or 11,400,000 Class A ordinary shares), respectively. The Company raised a total of US$202,696 (RMB1,283,308) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

On March 19, 2019, the Company completed a public offering in which the Company offered and sold 13,731,343 ADSs (or 109,850,744 Class A ordinary shares), including 1,791,044 ADSs (or 14,328,352 Class A ordinary shares) purchased by the underwriters by exercising their option. The Company raised a total of US$444,699 (RMB2,982,242) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

On December 10, 2019, the Company completed a public offering in which the Company offered and sold 6,318,680 ADSs (or 50,549,440 Class A ordinary shares), including 824,175 ADSs (or 6,593,400 Class A ordinary shares) purchased by the underwriters by exercising their option. The Company raised a total of US$277,256 (RMB1,951,884) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

In June 2020, two investors, Hillhouse Capital (“Hillhouse”) and STT GDC, purchased, through a private placement, of US$400,000 and US$105,000 respectively of 62,153,848 newly issued Class A ordinary shares of the Company at a price equivalent to US$65 per ADS(or US$8.125 per share). The Company received net proceeds of US$500,784 (RMB3,533,285) from this private placement, after deducting underwriting commissions and other issuance costs.

On November 2, 2020, the Company successfully completed its secondary listing in Hong Kong and public offering of 160,000,000 Class A ordinary shares (or 20,000,000 ADSs) at a price of HK$80.88 per share. On November 6, 2020, the underwriters had fully exercised their over-allotment option in respect of 24,000,000 shares (or 3,000,000 ADSs). The Company received net proceeds from this offering of RMB12,441,232, after deducting underwriting discounts and commissions and the offering expenses payable by the Company.

As of December 31, 2020, the Company’s outstanding share capital consisted of 1,427,590,059 Class A ordinary shares and 67,590,336 Class B ordinary shares.